Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Summary of Changes in Fair Value of Outstanding Warrant and Tranche Liabilities

The following tables summarize the changes in fair value of our outstanding earnout liability in the nine months ended September 30, 2023. The warrant and earnout liability were not present in the nine months ended September 30, 2022.

	Fair Value at	Change in		Net Transfer	Fair Value at
Level 3	December 31,	Unrealized	Issuances	In (Out) of	September 30,
Liabilities	2022	(Gains) Losses	(Settlements)	Level 3	2023
Contingent earnout liability	$—	$(19,904)	$28,927	$—	$9,023

The following tables summarize the changes in fair value of our outstanding warrant and tranche liabilities measured using Level 3 inputs in the nine months ended September 30, 2023 and 2022:

	Fair Value at	Change in		Net Transfer	Fair Value at
Level 3	December 31,	Unrealized	Issuances	In (Out) of	September 30,
Liabilities	2021	(Gains) Losses	(Settlements)	Level 3	2022
Warrant liability	$391	$(19)	$—	$—	$372

	Fair Value at	Change in			Net Transfer	Fair Value at
Level 3	December 31,	Unrealized	Issuances		In (Out) of	September 30,
Liabilities	2022	(Gains) Losses	(Settlements)		Level 3	2023
Warrant liability	$369	$—	$(369)		$—	$—
Series B-2 tranche liabilities	$4,702	$(3,200)	$(1,502)		$—	$—
Series B-3 Warrant liabilities	$15,819	$(311)	$(15,508)	(1)	$—	$—
(1)	This amount includes settlements of $25,409, and final net exercise of $4,800, transferred to convertible preferred stock, offset by issuances of $14,701

	Fair Value at	Change in			Net Transfer	Fair Value at
Level 3	December 31,	Unrealized	Issuances		In (Out) of	December 31,
Liabilities	2020	(Gains) Losses	(Settlements)		Level 3	2021
Warrant liability	$3,399	$379	$(3,387)	(1)	$—	$391
Put option liability	$5,140	$70	$(5,210)		$—	$—

	Fair Value at	Change in		Net Transfer	Fair Value at
Level 3	December 31,	Unrealized	Issuances	In (Out) of	December 31,
Liabilities	2021	(Gains) Losses	(Settlements)	Level 3	2022
Warrant liability	$391	$(22)	$—	$—	$369
Series B-2 tranche liabilities	$—	$(1,645)	$6,347	$—	$4,702
Series B-3 warrant liabilities	$—	$3,853	$11,966	$—	$15,819

(1)This amount includes settlements of $3,397, reduced by issuances of $10.